Cash and Cash Equivalents and Short-term and Long-term Investments - Additional Information (Detail) - USD ($)	3 Months Ended		9 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015
Cash And Cash Equivalents [Abstract]
Realized gains or losses on investments	$ 0	$ 0	$ 0	$ 0
Aggregate fair value of investments	$ 50,400,000		$ 50,400,000